revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract assets
Contract assets at beginning of period	$ 939	$ 898
Net additions arising from operations	1,639	1,653
Amounts billed in the period and thus reclassified to accounts receivable	(1,715)	(1,614)
Change in impairment allowance, net	(2)	1
Other	3	1
Contract assets at end of period	864	939
Reconciliation of contract assets presented in the Consolidated statements of financial position - current
Gross contract assets	590	614
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	(14)	(17)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	(119)	(132)
Current contract assets	$ 457	$ 465